Employee Benefits (Details) - Schedule of defined contribution plan in respect of its employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Defined Contribution Plan In Respect Of Its Employees Abstract
Amount recognized as expense in respect of defined contribution plan	$ 390	$ 291	$ 197